Intangible Assets	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Intangible Assets

NOTE 8 INTANGIBLE ASSETS

Changes in U.S. Cellular's Licenses and Goodwill are presented below. See Note 7 — Acquisitions, Divestitures and Exchanges for information regarding transactions which affected Licenses and Goodwill during the periods.

Licenses

Year Ended December 31,	2012	2011
(Dollars in thousands)
Balance, beginning of year	$1,470,769	$1,452,101
Acquisitions (1)	122,690	4,406
Exchanges	-	11,842
Transferred to Assets held for sale	(140,599)	-
Other	3,934	2,420
Balance, end of year	$1,456,794	$1,470,769

Goodwill

Year Ended December 31,	2012	2011
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,737
Accumulated impairment losses in prior periods	-	-
Balance, beginning of year	494,737	494,737
Acquisitions	-	-
Transferred to Assets held for sale	(72,994)	-
Balance, end of year	$421,743	$494,737

(1)	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to Licenses and Goodwill.